COMMITMENTS AND CONTINGENT LIABILITIES (Purchase obligation) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2016	$ 3,808	[1]
2017 and thereafter
Total	$ 3,808

[1]	Consists of purchase obligations to certain suppliers.